Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Profit (Loss) from Operations Before Income Tax

The components of profit (loss) from operations before income tax are as follows:

	Year ended December 31,
	2014	2015	2016	2016
	Rmb	Rmb	Rmb	US$
The PRC	—	—	—	—
All other jurisdictions	(2,490)	4,062	613	89

	(2,490)	4,062	613	89

Income tax expense consists of:

	Year ended December 31,
	2014	2015	2016	2016
	Rmb	Rmb	Rmb	US$
Current	—	—	—	—
Deferred	—	—	—	—

	—	—	—	—

Schedule of Tax Impact on Deferred Tax Asset and Liability

The tax impact of temporary differences gives rise to the following deferred tax asset and liability:

	2015	2016	2016
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	18,484	19,285	2,778
Valuation allowances	(18,484)	(19,285)	(2,778)

	—	—	—

Schedule of Movement in Valuation Allowance	Movement in valuation allowance:

	2015	2016	2016
	Rmb	Rmb	US$
At the beginning of the year	21,230	18,484	2,662
Current year movement	(2,746)	801	116

At the end of the year	18,484	19,285	2,778

Reconciliation of Effective Income Tax Rate Based on Profit (Loss) from Operations before Income Taxes to Statutory Income Tax Rates

The reconciliation of the effective income tax rate based on profit (loss) from operations before income taxes to the statutory income tax rates in Hong Kong is as follows:

	Year ended December 31,
	2014	2015	2016
Profits tax rate in Hong Kong	16.5%	16.5%	16.5%
Permanent differences relating to non-taxable income and non-deductible expenses	1.7%	(28.2%)	(27.4%)
Change in valuation allowance	(18.2%)	11.7%	10.9%

Effective tax rate	—	—	—